UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22475

Excelsior Private Markets Fund II (TI), LLC

(Exact name of registrant as specified in charter)

325 North Saint Paul Street, 49th Floor

Dallas, TX 75201

(Address of principal executive offices) (Zip code)

Robert Conti, Chief Executive Officer and President

Excelsior Private Markets Fund II (TI), LLC

c/o Neuberger Berman Investment Advisers, LLC

1290 Avenue of the Americas

New York, NY 10104

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-476-8800

Date of fiscal year end: March 31

Date of reporting period: September 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Reports to Stockholders.

Excelsior Private Markets Fund II (TI), LLC

Financial Statements

(Unaudited)

For the six months ended September 30, 2017

Excelsior Private Markets Fund II (TI), LLC

For the six months ended September 30, 2017

Excelsior Private Markets Fund II (TI), LLC
Statement of Assets, Liabilities and Members’ Equity – Net Assets
As of September 30, 2017 (Unaudited)

Assets

Investment in the Company, at fair value	$52,990,326
Cash and cash equivalents	284,739
Other assets	246

Total Assets	$53,275,311

Liabilities

Management fee payable	$65,710
Administration service fee payable	4,875
Audit fee payable	4,222
Other payables	2,666

Total Liabilities	77,473

Commitments and contingencies (see Note 4)

Members’ Equity - Net Assets	$53,197,838

Members’ Equity - Net Assets consists of:
Members’ capital paid-in	$41,570,758
Members’ capital distributed	(7,681,554)
Accumulated net investment loss	(6,219,019)
Accumulated realized gain on investment in the Company	12,728,583
Accumulated net unrealized appreciation on investment in the Company	12,799,070

Total Members’ Equity - Net Assets	$53,197,838

Units of Membership Interests outstanding (unlimited units authorized)	47,212.61
Net Asset Value Per Unit	$1,126.77

The accompanying notes and attached financial statements of Excelsior Private Markets Fund II (Master), LLC are an integral part of these financial statements.

Excelsior Private Markets Fund II (TI), LLC
Statement of Operations
For the six months ended September 30, 2017 (Unaudited)

Net Investment Loss Allocated from the Company:

Interest income	$9,934
Expenses	(367,227)

Total Net Investment Loss Allocated from the Company	(357,293)

Fund Income:
Interest income	1,258

Total Fund Income	1,258

Fund Expenses:

Management fee	137,108
Insurance expense	13,563
Administration service fees	9,750
Audit fees	4,391
Other fees	12,218

Total Fund Expenses	177,030

Net Investment Loss	(533,065)

Net Realized and Change in Unrealized Gain on Investment in the Company (Note 2)

Net realized gain on investment in the Company	2,137,010
Net change in unrealized appreciation on investment in the Company	2,706,685

Net Realized and Change in Unrealized Gain on Investment in the Company	4,843,695

Net Increase in Members’ Equity – Net Assets Resulting from Operations	$4,310,630

The accompanying notes and attached financial statements of Excelsior Private Markets Fund II (Master), LLC are an integral part of these financial statements.

Excelsior Private Markets Fund II (TI), LLC
Statements of Changes in Members’ Equity – Net Assets

For the year ended March 31, 2017 (Audited)

	Members’ Capital	Investment Adviser	Total
Members’ committed capital	$60,247,475	$-	$60,247,475

Members’ capital at April 1, 2016	$45,124,802	$139,491	$45,264,293
Capital contributions	1,807,424	-	1,807,424
Net investment loss	(1,119,209)	-	(1,119,209)
Net realized gain on investment in the Company	3,709,807	-	3,709,807
Net change in unrealized appreciation on investment in the Company	881,699	-	881,699
Net change in incentive carried interest	(151,022)	151,022	-
Members’ capital at March 31, 2017	$50,253,501	$290,513	$50,544,014

For the six months ended September 30, 2017 (Unaudited)

	Members’ Capital	Investment Adviser	Total
Members’ committed capital	$60,247,475	$-	$60,247,475

Members’ capital at April 1, 2017	$50,253,501	$290,513	$50,544,014
Distributions to Members	(1,656,806)	-	(1,656,806)
Net investment loss	(533,065)	-	(533,065)
Net realized gain on investment in the Company	2,137,010	-	2,137,010
Net change in unrealized appreciation on investment in the Company	2,706,685	-	2,706,685
Net change in incentive carried interest	(215,532)	215,532	-
Members’ capital at September 30, 2017	$52,691,793	$506,045	$53,197,838

The accompanying notes and attached financial statements of Excelsior Private Markets Fund II (Master), LLC are an integral part of these financial statements.

Excelsior Private Markets Fund II (TI), LLC
Statement of Cash Flows
For the six months ended September 30, 2017 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES

Net change in Members’ Equity – Net Assets resulting from operations	$4,310,630
Adjustments to reconcile net change in Members’ Equity – Net Assets resulting from operations to net cash used in operating activities:
Distributions from the Company	1,807,425
Change in fair value of investment in the Company	(4,486,402)
Changes in assets and liabilities related to operations
(Increase) decrease in prepaid insurance	13,563
(Increase) decrease in other assets	(96)
Increase (decrease) in management fee payable	(5,014)
Increase (decrease) in audit fee payable	(4,221)
Increase (decrease) in other payables	1,710

Net cash provided by (used in) operating activities	1,637,595

CASH FLOWS FROM FINANCING ACTIVITIES

Members' capital distributed	(1,656,806)

Net cash provided by (used in) financing activities	(1,656,806)

Net change in cash and cash equivalents	(19,211)
Cash and cash equivalents at beginning of period	303,950

Cash and cash equivalents at end of period	$284,739

The accompanying notes and attached financial statements of Excelsior Private Markets Fund II (Master), LLC are an integral part of these financial statements.

Excelsior Private Markets Fund II (TI), LLC
Financial Highlights

	For the six months ended September 30, 2017 (Unaudited)	For the year ended March 31, 2017	For the year ended March 31, 2016	For the year ended March 31, 2015	For the year ended March 31, 2014
Per Unit Operating Performance (1)

NET ASSET VALUE, BEGINNING OF PERIOD (2)	$1,070.56	$997.02	$941.07	$844.73	$715.98
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(11.29)	(23.71)	(25.90)	(32.29)	(40.70)
Net realized and change in unrealized gain on investment in the Company	102.59	97.25	81.85	128.63	169.45
Net increase/(decrease) in net assets resulting from operations	91.30	73.54	55.95	96.34	128.75

DISTRIBUTIONS TO MEMBERS:
Net change in Members’ Equity - Net Assets due to distributions to Members	(35.09)	-	-	-	-
NET ASSET VALUE, END OF PERIOD	$1,126.77	$1,070.56	$997.02	$941.07	$844.73
TOTAL NET ASSET VALUE RETURN (1), (3), (4)	8.53%	7.38%	5.94%	11.40%	17.98%

RATIOS AND SUPPLEMENTAL DATA:
Members’ Equity - Net Assets, end of period in thousands (000's)	$53,198	$50,544	$45,264	$34,484	$26,270
Ratios to average Members’ Equity - Net Assets: (5), (6)
Expenses excluding incentive carried interest	2.14%	2.34%	2.73%	3.70%	5.29%
Net change in incentive carried interest	0.42%	0.31%	0.03%	0.42%	-
Expenses including incentive carried interest	2.56%	2.65%	2.76%	4.12%	5.29%
Net investment loss excluding incentive carried interest	(2.10)%	(2.33)%	(2.73)%	(3.70)%	(5.29)%

INTERNAL RATES OF RETURN:
Internal Rate of Return before incentive carried interest, including expenses (7)	10.79%	9.91%	10.78%	12.97%	13.79%
Internal Rate of Return after incentive carried interest, including expenses (7)	10.56%	9.74%	10.67%	12.81%	13.79%

(1)	Selected data for a unit of Membership Interest outstanding throughout each period.
(2)	The initial net asset value per unit of $1,000 at March 31, 2012 was adjusted for the subsequent contributions made at a per unit value of $891.67, $720.58, $761.92, $799.62, $823.74, $844.73, $871.19, $891.07, $941.07, $987.61, $972.57, $989.99 and $997.02.
(3)	Total investment return, based on per unit net asset value, reflects the changes in net asset value based on the effects of organizational costs, the performance of the TI Fund during the period and assumes distributions, if any, were reinvested. The TI Fund’s units are not traded in any market; therefore, the market value total investment return is not calculated.
(4)	Total investment return, based on per unit net asset value reflects the changes in net asset value based on the effects of offering costs, the performance of the Fund during the period and assumes distributions, if any, were reinvested. The Fund’s units are not traded in any market, therefore, the market value total investment return is not calculated.
(5)	Ratios include expenses allocated from the Company.
(6)	For the six months ended September 30, 2017, the ratios are annualized.
(7)	The Internal Rate of Return is computed based on the actual dates of the cash inflows and outflows since inception and the ending net assets before and after incentive carried interest at the end of the period as of each measurement date.

The accompanying notes and attached financial statements of Excelsior Private Markets Fund II (Master), LLC are an integral part of these financial statements.

Excelsior Private Markets Fund II (TI), LLC
Notes to Financial Statements
September 30, 2017 (Unaudited)

1. Organization

Excelsior Private Markets Fund II (TI), LLC (the “TI Fund”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The TI Fund was organized as a Delaware limited liability company on September 8, 2010. The TI Fund commenced operations on August 10, 2011. The duration of the TI Fund is ten years from the final subscription closing date (the “Final Closing”), which occurred on July 1, 2012, subject to two two-year extensions which may be approved by the Board of Managers of the TI Fund (the “Board” or the “Board of Managers”). Thereafter, the term of the TI Fund may be extended by majority interest of its Members as defined in the TI Fund’s limited liability company agreement (the “LLC Agreement”).

The TI Fund’s investment objective is to provide attractive long-term returns. The TI Fund pursues its investment objective by investing substantially all of its assets in Excelsior Private Markets Fund II (Master), LLC (the “Company”). The Company seeks to achieve its objective primarily by investing in private equity funds and other collective investment vehicles or accounts (the “Portfolio Funds”). Neither the Company, the TI Fund, nor the Registered Investment Adviser (as defined below) guarantees any level of return or risk on investments and there can be no assurance that the Company or the TI Fund will achieve its investment objective. The Portfolio Funds are not registered as investment companies under the Investment Company Act.

The financial statements of the Company, including the Company’s Schedule of Investments, are attached to this report and should be read in conjunction with the TI Fund’s financial statements. The percentage of the Company’s members’ contributed capital owned by the TI Fund at September 30, 2017 was approximately 40.29%.

Effective August 14, 2015, Merrill Lynch Alternative Investments LLC (“MLAI”), a subsidiary of Bank of America, N.A. that served as the TI Fund’s prior investment adviser, completed a transaction whereby it transferred its management rights to certain funds, including the TI Fund, to certain subsidiaries of Neuberger Berman Group LLC (“NB”). Upon the close of this transaction, the Fund’s former investment advisory agreement with MLAI terminated in accordance with its terms and as required under the Investment Company Act, and Neuberger Berman Management LLC (“NBM”) became the TI Fund’s investment manager and NB Alternatives Advisers LLC (“NBAA” or “Sub-Adviser”) became the TI Fund’s sub-adviser. An Investment Advisory Agreement between the TI Fund and NBM and a Sub-Advisory Agreement between NBM and NBAA with respect to the TI Fund were approved by Members of the TI Fund at a special meeting held for that purpose on August 14, 2015. Six individuals, formerly of MLAI, joined NB in a similar capacity. MLAI’s investment of approximately 1% of the TI Fund’s net assets was transferred to a NB affiliate and is now a Member of the Fund. On January 1, 2016, NBM transferred to Neuberger Berman Fixed Income LLC (“NBFI”) its rights and obligations pertaining to all services it provides to the TI Fund under the Investment Advisory Agreement. The transfer of the Investment Advisory Agreement from NBM to NBFI was approved by the TI Fund’s Board of Managers on December 18, 2015. Following such transfer, NBFI was renamed Neuberger Berman Investment Advisers LLC (“NBIA” or “Registered Investment Adviser”). NBIA and NBAA are now responsible for the management and operations of the TI Fund, subject to the oversight of the Board of Managers.

Excelsior Private Markets Fund II (TI), LLC
Notes to Financial Statements
September 30, 2017 (Unaudited)

Until December 31, 2013, BACA served as investment adviser of the Company and provided management services to the TI Fund. Effective December 31, 2013, Bank of America Capital Advisors LLC (“BACA”) reorganized into its affiliate, MLAI. MLAI assumed all responsibilities for serving as the investment adviser of the TI Fund under the terms of the investment advisory agreement between BACA and the TI Fund. The transfer of the Advisory Agreement from BACA to MLAI was approved by the TI Fund’s Board of Managers on November 25, 2013.

The Board has overall responsibility to manage and supervise the operation of the TI Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct, and operation of the TI Fund. The Board exercises the same powers, authority and responsibilities on behalf of the TI Fund as are customarily exercised by directors of a typical investment company registered under the Investment Company Act organized as a corporation. The Board engaged the Investment Adviser and Sub-Adviser to manage the day-to-day operations of the TI Fund.

2. Significant Accounting Policies and Recent Accounting Pronouncements

The TI Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies.

A.	Basis of Accounting

The TI Fund’s policy is to prepare its financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred. The following is a summary of significant accounting policies followed by the TI Fund in the preparation of its financial statements.

B.	Recent Accounting Pronouncements

There are no recent accounting pronouncements that impacted the TI Fund.

C.	Valuation of Investments

The value of the TI Fund’s investment in the Company reflects the TI Fund’s proportionate interest in the total members’ contributed capital of the Company at September 30, 2017. Valuation of the investments held by the Company is discussed in Note 2 of the Company's financial statements, attached to these financial statements.

D.	Cash and Cash Equivalents

Cash and cash equivalents consist primarily of cash and short term investments which are readily convertible into cash and have an original maturity of three months or less. UMB Bank N.A. serves as the TI Fund's custodian.

Excelsior Private Markets Fund II (TI), LLC
Notes to Financial Statements
September 30, 2017 (Unaudited)

Cash and cash equivalents on the Statement of Assets, Liabilities and Members’ Equity – Net Assets can include deposits in money market accounts and overnight deposits in commercial paper, which are classified as Level 1 assets. As of September 30, 2017, the Partnership held $284,739 in an overnight sweep that is deposited into a money market account.

E.	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of these financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and the differences could be material.

F.	Investment Gains and Losses

The TI Fund records its share of the Company’s investment income, expenses, and realized and unrealized gains and losses in proportion to the TI Fund’s aggregate commitment to the Company. The Company’s income and expense recognition policies are discussed in Note 2 of the Company’s financial statements, attached to these financial statements.

G.	Income Taxes

The TI Fund is a limited liability company that is treated as a partnership for tax reporting. Tax basis income and losses are passed through to Members and, accordingly, there is no provision for income taxes reflected in these financial statements. The TI Fund has a tax year end of December 31.

Differences arise in the computation of Members’ equity for financial reporting in accordance with GAAP and Members’ equity for federal and state income tax reporting. These differences are primarily due to the fact that unrealized gains and losses are allocated for financial reporting purposes and are not allocated for federal and state income tax reporting purposes.

The cost of the TI Fund’s investment in the Company for federal income tax purposes is based on amounts reported to the TI Fund on Schedule K-1 from the Company. Based on the amounts reported to the TI Fund on Schedule K-1 as of December 31, 2016, and after adjustment for purchases and sales between December 31, 2016 and September 30, 2017, the estimated cost of the TI Fund’s investment in the Company at September 30, 2017, for federal income tax purposes aggregated $35,183,985. The net and gross unrealized appreciation for federal income tax purposes on the TI Fund's investment in the Company was estimated to be $17,806,341.

The TI Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the TI Fund is subject to examination by federal, state, local and foreign jurisdictions, where applicable. As of December 31, 2016, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2013 forward (with limited exceptions). Financial Accounting Standards Board (“FASB”) ASC 740-10 “Income Taxes” requires the Sub-Adviser to determine whether a tax position of the TI Fund is more likely than not to be sustained upon examination by taxing authorities, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in these financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. The Sub-Adviser has reviewed the TI Fund’s tax positions for the current tax year and has concluded that no provision for taxes is required in the TI Fund’s financial statements for the six months ended September 30, 2017. The TI Fund recognizes interest and penalties, if any, related to unrecognized tax liabilities as income tax expense in the Statement of Operations. During the six months ended September 30, 2017, the TI Fund did not incur any interest or penalties.

Excelsior Private Markets Fund II (TI), LLC
Notes to Financial Statements
September 30, 2017 (Unaudited)

H.	Contribution Policy

Capital contributions will be credited to Members’ capital accounts and units will be issued when paid. Capital contributions will be determined based on a percentage of commitments. During the six months ended September 30, 2017, the TI Fund did not issue any units.

I.	Distribution Policy

Distributions will be made of available cash (net of reserves that the Board deems reasonable) or other net investment proceeds to Members at such times and in such amounts as determined by the Board of Managers in its sole discretion and in accordance with Members’ respective percentage interests, as defined in the LLC Agreement. Distributions from the TI Fund are made in the following priority:

(a) First, to Members of the TI Fund until they have received a 125% return of all drawn commitments; and

(b) Then, a 95% - 5% split between the Members and the Registered Investment Adviser, respectively. The Registered Investment Adviser was not eligible to collect any of the Incentive Carried Interest (as defined below) that it may have earned until after the fourth anniversary of the Final Closing.

J.	Restrictions on Transfers

Interests of the TI Fund (“Interests”) are generally not transferable. No Member may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Interests without the prior written consent of the Board, which may be granted or withheld in the Board’s sole discretion, and in compliance with applicable securities and tax laws.

K.	Fund Expenses

The Fund bears its own expenses and, indirectly bears a pro rata portion of the Company’s expenses incurred in the course of business on an accrual basis, including, but not limited to, the following: Management Fees (as defined herein); legal fees; administration; auditing; tax preparation fees; custodial fees; costs of insurance; and registration expenses.

L.	Incentive Carried Interest

Incentive carried interest (the “Incentive Carried Interest”) is not earned by the Registered Investment Adviser until 125% of all drawn capital commitments are returned to the Members. After a 125% return of all drawn commitments has been made, all future distributions will be split 95% to Members pro rata in accordance with their respective capital contributions and 5% to the Registered Investment Adviser. The Registered Investment Adviser was not eligible to collect any of the Incentive Carried Interest that it may have earned until after July 1, 2016, the fourth anniversary of the Final Closing. Incentive Carried Interest is accrued based on the net asset value of the TI Fund at each quarter-end as an allocation of profits, to the extent there is an amount to be accrued. The Registered Investment Adviser is required to accrue Incentive Carried Interest on the basis of hypothetical liquidation, which may result in an accrual prior to distributing 125% of drawn capital commitments. The Statement of Changes in Members’ Equity – Net Assets discloses the amount payable and paid to the Registered Investment Adviser in the period in which it occurs. At September 30, 2017, the accrued and unpaid Incentive Carried Interest was $506,045.

Excelsior Private Markets Fund II (TI), LLC
Notes to Financial Statements
September 30, 2017 (Unaudited)

3. Advisory Fee, Management Fee, Administration Service Fee and Related Party Transactions

The Registered Investment Adviser provides investment advisory services to the Company and incurs research, travel and other expenses related to the selection and monitoring of Portfolio Funds. Further, the Registered Investment Adviser provides certain management and administrative services to the TI Fund, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration of the advisory and other services provided by the Registered Investment Adviser, the Company pays the Registered Investment Adviser an investment advisory fee (the “Advisory Fee”) quarterly in arrears at the annual rate of 1.0% as follows: (i) during the period from the initial closing until the fifth anniversary of the Final Closing, based on the total capital commitments (the “Underlying Commitments”) entered into by the Company with respect to investments in the Portfolio Funds; and (ii) beginning on the fifth anniversary of the Final Closing and thereafter, based on the net asset value of the Company. For the six months ended September 30, 2017, the Company incurred Advisory Fees totaling $682,480, of which $274,216 was allocated to the TI Fund.

In consideration for the services provided under the Management Agreement, the TI Fund pays the Registered Investment Adviser a management fee (the “Management Fee”) quarterly in arrears at the annual rate of 0.50% as follows: (i) during the period from the initial closing until the fifth anniversary of the Final Closing, based on the Underlying Commitments attributable to the TI Fund (based on the TI Fund’s commitments to the Company relative to those of the Feeder Funds invested in the Company) and (ii) beginning on the fifth anniversary of the Final Closing and thereafter, based on the net asset value of the Company. For the six months ended September 30, 2017, the TI Fund incurred Management Fees totaling $137,108.

The Registered Investment Adviser has voluntarily reduced its Advisory Fee and/or Management Fee to the extent necessary to ensure that the combined Advisory Fee and Management Fee paid does not exceed the amount that would have been paid using the annual rate of 1.5% of total commitments from Members, measured over the life of the TI Fund. Any such fee reduction will not, however, impact the Registered Investment Adviser’s right to receive Incentive Carried Interest, if any.

Excelsior Private Markets Fund II (TI), LLC
Notes to Financial Statements
September 30, 2017 (Unaudited)

Certain general and administrative expenses, such as occupancy and personnel costs, are borne by the Registered Investment Adviser and are not reflected in these financial statements.

Pursuant to an Administrative and Accounting Services Agreement, the TI Fund retains UMB Fund Services, Inc. (the “Administrator”), a subsidiary of UMB Financial Corporation, to provide administration, accounting, tax preparation, and investor services to the TI Fund. In consideration for these services, the TI Fund pays the Administrator a fixed fee of $4,875 per calendar quarter. For the six months ended September 30, 2017, the TI Fund incurred administration service fees totaling $9,750.

The Board consists of six managers, each of whom is not an “interested person” of the TI Fund as defined by Section 2(a)(19) of the Investment Company Act (the “Independent Managers”). Effective January 1, 2016, the Independent Managers are each paid an annual retainer of $35,000. Until December 31, 2015, the Independent Managers were each paid an annual retainer of $40,000. Compensation to the Board is paid and expensed by the Company on a quarterly basis. The Independent Managers are also reimbursed for out of pocket expenses in connection with providing their services. For the six months ended September 30, 2017, the Company incurred $105,000 in Independent Managers’ fees, of which $42,188 was allocated to the TI Fund.

An “affiliated person” (as defined in the Investment Company Act) of another person means (i) any person directly or indirectly owning, controlling, or holding with power to vote, 5 percent or more of the outstanding voting securities of such other person; (ii) any person 5 percent or more of whose outstanding voting securities are directly or indirectly owned, controlled, or held with power to vote, by such other person; (iii) any person directly or indirectly controlling, controlled by, or under common control with, such other person; (iv) any officer, director, partner, copartner, or employee of such other person; (v) if such other person is an investment company, any investment adviser thereof or any member of an advisory board thereof; and (vi) if such other person is an unincorporated investment company not having a board of directors, the depositor thereof. As of September 30, 2017, two Members had ownership of approximately 41.50% and 5.31% of the TI Fund’s total commitments and are deemed “affiliated members” (the “Affiliated Members”). The affiliation between the Affiliated Members and the TI Fund is based solely on the commitments made and percentage ownership.

4. Capital Commitments from Members

At September 30, 2017, capital commitments from Members totaled $60,247,475. Capital contributions received by the TI Fund with regard to satisfying Member commitments totaled $41,570,758, which represents approximately 69% of committed capital at September 30, 2017. As of September 30, 2017, the TI Fund had distributed $7,681,554, of which $4,819,798 is recallable.

Excelsior Private Markets Fund II (TI), LLC
Notes to Financial Statements
September 30, 2017 (Unaudited)

5. Allocations of Capital and Net Profits or Net Losses to Members

The net profits or net losses of the TI Fund are allocated to Members in a manner that takes into account the amount of cash that would be distributed based upon a hypothetical liquidation, such that it would follow the distributions outlined in Note 2.I.

6. Indemnifications

In the normal course of business, the TI Fund enters into contracts that provide general indemnifications. The TI Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the TI Fund, and therefore cannot be determined; however, based on the Registered Investment Adviser’s experience, the risk of loss from such claims is considered remote.

7. Concentrations of Market, Credit, Liquidity, Industry, Currency and Capital Call Risk

Due to the inherent uncertainty of valuations, estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The Company’s investments are subject, directly or indirectly, to various risk factors including market, credit, industry, currency and capital call risk. Certain investments are made internationally, which may subject the investments to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest and foreign exchange rates and equity prices. The Company may have a concentration of investments, as permitted by its registration statement, in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Company. The Company’s investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Company will be able to realize the value of such investments in a timely manner, if at all.

The Company believes that its liquidity and capital resources are adequate to satisfy its operational needs as well as the continuation of its investment program.

This portfolio strategy presents a high degree of business and financial risk due to the nature of underlying companies in which the Portfolio Funds invest, which may include entities with little operating history, minimal capitalization, operations in new or developing industries, and concentration of investments in one industry or geographical area.

The Portfolio Fund assets may become investments in publicly traded securities through initial public offerings and acquisitions by public companies. These securities may be subject to restrictions, which may prevent the immediate resale of these securities by the Portfolio Funds. These securities may be subject to substantial market volatility which could impact the Portfolio Funds’ valuations.

Excelsior Private Markets Fund II (TI), LLC
Notes to Financial Statements
September 30, 2017 (Unaudited)

The Portfolio Funds may invest in certain financial instruments which may contain varying degrees of off balance sheet credit, interest and market risks. As a result, the TI Fund, through its investment in the Company, may be subject indirectly to such risks through the Company’s investment in the Portfolio Funds. However, due to the nature of the Company’s investments in Portfolio Funds, such risks are limited to the Company’s capital balance in each such Portfolio Fund.

If the Company defaults on its commitment or fails to satisfy capital calls, it will be subject to significant penalties, including the complete forfeiture of the Company’s investment in the Portfolio Fund. This may impair the ability of the Company to pursue its investment program, force the Company to borrow or otherwise impair the value of the Company’s investments (including the complete devaluation of the Company). In addition, defaults by Members on their commitments to the TI Fund, may cause the Company to, in turn, default on its commitment to a Portfolio Fund. In this case, the Company, and especially the non-defaulting Members, will bear the penalties of such default as outlined above. While the Registered Investment Adviser has taken steps to mitigate this risk, there is no guarantee that such measures will be sufficient or successful.

8. Subsequent Events

On November 3, 2017, the TE Fund distributed 1.5% of capital commitments to the Members.

The TI Fund has evaluated all events subsequent to the balance sheet date of September 30, 2017, through the date these financial statements were available to be issued and has determined that there were no subsequent events that require disclosure.

Excelsior Private Markets Fund II (TI), LLC
Supplemental Information
September 30, 2017 (Unaudited)

Proxy Voting and Form N-Q

A description of the TI Fund’s policies and procedures used to determine how to vote proxies relating to the TI Fund’s portfolio securities, as well as information regarding proxy votes cast by the TI Fund (if any) during the most recent twelve month period ended June 30, is available without charge, upon request, by calling the TI Fund at 212-476-8800 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov. The TI Fund did not receive any proxy solicitations during the six months ended September 30, 2017.

The TI Fund files a complete schedule of portfolio holdings with the SEC within sixty days after the end of the first and third fiscal quarters of each year on Form N-Q. The TI Fund’s Forms NQ (i) are available at http://www.sec.gov, and (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (the information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330), and (iii) may be obtained at no charge by calling the TI Fund at 212-476-8800.

Excelsior Private Markets Fund II (master), LLC

Financial Statements

(Unaudited)

For the six months ended September 30, 2017

15

Excelsior Private Markets Fund II (Master), LLC

For the six months ended September 30, 2017

16

Excelsior Private Markets Fund II (Master), LLC
Statement of Assets, Liabilities and Members’ Equity – Net Assets
As of September 30, 2017 (Unaudited)

Assets

Investments, at fair value (cost of $94,376,973)	$126,232,047
Cash and cash equivalents	5,851,950
Prepaid Insurance	45,648
Other assets	3,684

Total Assets	$132,133,329

Liabilities

Advisory fee payable	$327,083
Deferred contingent fee payable	210,221
Audit fee payable	28,119
Administration service fees payable	28,215
Other payables	15,504

Total Liabilities	$609,142

Commitments and contingencies (See Note 6)

Members’ Equity - Net Assets	$131,524,187

Members’ Equity - Net Assets consists of:
Members’ capital paid-in	$83,295,817
Members’ capital distributed	(4,859,682)
Accumulated net investment loss	(10,446,673)
Accumulated net realized gain on investments	31,679,652
Accumulated net unrealized appreciation on investments	31,855,073

Total Members’ Equity - Net Assets	$131,524,187

Units of Membership Interests outstanding (unlimited units authorized)	66,271.05
Net Asset Value Per Unit	$1,984.64

The accompanying notes are an integral part of these financial statements.

17

Excelsior Private Markets Fund II (Master), LLC
Schedule of Investments
As of September 30, 2017 (Unaudited)

Portfolio Funds (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Fair Value

Buyout/Growth (57.90%)
Advent International GPE VII-B, L.P.	Primary	8/2012 - 5/2017	North America	$10,301,792
Apax US VII, L.P.	Secondary	12/2011 - 11/2013	North America	3,472,227
Apax VIII - B, L.P.	Primary	6/2013 - 12/2016	Europe	4,417,157
BC European Capital IX	Primary	3/2012 - 7/2017	Europe	2,303,495
Doughty Hanson & Co III	Secondary	2/2012 - 4/2017	Europe	31,728
FTV IV, L.P.	Primary	12/2012 - 3/2017	North America	9,099,855
Green Equity Investors VI, L.P.	Primary	11/2012 - 2/2017	North America	10,115,430
Grey Mountain Partners Fund III, L.P.	Primary	7/2013 - 7/2017	North America	5,242,119
HgCapital 7 C, L.P.	Primary	12/2013 - 9/2017	Europe	7,424,321
Industri Kapital 1997 Limited Partnership III	Secondary	2/2012 - 6/2012	Europe	5,649
Permira Europe I	Secondary	3/2012	Europe	59,720
Platinum Equity Capital Partners III, L.P.	Secondary	10/2013 - 3/2017	North America	4,962,030
Silver Lake Kraftwerk Fund, L.P.	Primary	12/2012 - 8/2017	North America	2,569,591
SPC Partners V, L.P.	Primary	7/2012 - 8/2017	North America	9,593,781
Thomas H. Lee Equity Fund VI, L.P.	Secondary	4/2012 - 12/2016	North America	4,911,592
Vision Capital Partners VII L.P.	Secondary	7/2012 - 4/2015	Europe	1,649,575
				76,160,062
Special Situations (10.86%)
ArcLight Energy Partners Fund V, L.P.	Primary	12/2011 - 2/2016	North America	3,304,475
Lone Star Real Estate Fund III (U.S.), L.P.	Primary	5/2014 - 4/2017	North America	3,966,001
Ridgewood Energy Oil & Gas Fund II, L.P.	Primary	5/2013 - 9/2017	North America	4,303,331
Royalty Opportunities S.àr.l.	Primary	8/2011 - 1/2015	Europe	2,714,472
				14,288,279
Venture Capital (27.22%)
Abingworth Bioventures II SICAV	Secondary	3/2012	Europe	10,135
Battery Ventures X Side Fund, L.P.	Primary	7/2013 - 12/2016	North America	2,050,270
Battery Ventures X, L.P.	Primary	6/2013 - 12/2016	North America	2,515,054
DFJ Growth 2013, L.P.	Primary	7/2013 - 8/2017	North America	9,259,458
Francisco Partners, L.P.	Secondary	4/2012	North America	23,111
Intersouth Partners V, L.P.	Secondary	3/2012	North America	59,274
InterWest Partners IX, L.P.	Secondary	12/2011 - 9/2016	North America	677,592
InterWest Partners VIII, L.P.	Secondary	12/2011	North America	393,463
InterWest Partners X, L.P.	Secondary	12/2011 - 1/2017	North America	1,891,584
Lightspeed China Partners I, L.P.	Primary	5/2012 - 6/2015	North America	8,088,879
Lightspeed Venture Partners IX, L.P.	Primary	3/2012 - 2/2017	North America	4,997,399
Polaris Venture Partners III, L.P.	Secondary	3/2012	North America	106,282
Trinity Ventures XI, L.P.	Primary	4/2013 - 9/2017	North America	5,711,205
				35,783,706

Total Investments in Portfolio Funds (cost $94,376,973) (95.98%)				126,232,047
Other Assets & Liabilities (Net) (4.02%)				5,292,140
Members’ Equity - Net Assets (100.00%)				$131,524,187

(A)	Non-income producing securities, which are restricted as to public resale and liquidity.
(B)	Total cost of illiquid and restricted securities at September 30, 2017 aggregated $94,376,973. Total fair value of illiquid and restricted securities at September 30, 2017 was $126,232,047 or 95.98% of net assets.
(C)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	All percentages are calculated as fair value divided by the Company’s Members’ Equity - Net Assets.
(E)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.

The accompanying notes are an integral part of these financial statements.

18

Excelsior Private Markets Fund II (Master), LLC
Statement of Operations
For the six months ended September 30, 2017 (Unaudited)

Investment Income:

Interest income	$24,725

Total Investment Income	24,725

Operating Expenses:

Advisory fee	682,480
Independent Managers’ fees	105,000
Administration service fees	55,714
Audit fees	29,244
Legal fees	20,793
Insurance fees	6,912
Other fees	13,833

Total Operating Expenses	913,976

Net Investment Loss	(889,251)

Net Realized and Change in Unrealized Gain on Investments (Note 2)
Net realized gain on investments	5,318,717
Net change in unrealized appreciation on investments	6,736,555

Net Realized and Change in Unrealized Gain on Investments	12,055,272

Net Increase in Members’ Equity – Net Assets Resulting from Operations	$11,166,021

The accompanying notes are an integral part of these financial statements.

19

Excelsior Private Markets Fund II (Master), LLC
Statements of Changes in Members’ Equity – Net Assets

For the year ended March 31, 2017 (Audited)

Members’ Capital
Members’ committed capital	$149,947,465

Members’ capital at April 1, 2016	$111,350,331
Capital contributions	4,123,555
Capital distributions	(60,872)
Net investment loss	(1,848,886)
Net realized gain on investments	9,233,187
Net change in unrealized appreciation on investments	2,194,424
Members’ capital at March 31, 2017	$124,991,739

For the six months ended September 30, 2017 (Unaudited)

Members’ Capital
Members’ committed capital	$149,947,465

Members’ capital at April 1, 2017	$124,991,739
Capital distributions	(4,633,573)
Net investment loss	(889,251)
Net realized gain on investments	5,318,717
Net change in unrealized appreciation on investments	6,736,555
Members’ capital at September 30, 2017	$131,524,187

The accompanying notes are an integral part of these financial statements.

20

Excelsior Private Markets Fund II (Master), LLC
Statement of Cash Flows
For the six months ended September 30, 2017 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES

Net Change in Members’ Equity – Net Assets resulting from operations	$11,166,021
Contributions to investments in Portfolio Funds	(4,097,109)
Proceeds received from investments	9,990,410
Adjustments to reconcile net change in Members’ Equity – Net Assets resulting from operations to net cash provided by operating activities:
Net realized gain on investments	(5,318,717)
Net change in unrealized appreciation on investments	(6,736,555)
Changes in assets and liabilities related to operations
(Increase) decrease in prepaid insurance	(45,648)
(Increase) decrease in other assets	(1,413)
Increase (decrease) in advisory fee payable	(24,957)
Increase (decrease) in deferred contingent fee payable	(106,882)
Increase (decrease) in audit fee payable	(28,118)
Increase (decrease) in administrative service fees payable	1,357
Increase (decrease) in other payables	(2,466)

Net cash provided by (used in) operating activities	4,795,923

CASH FLOWS FROM FINANCING ACTIVITIES

Distributions to Members	(4,633,573)

Net cash provided by financing activities	(4,633,573)

Net change in cash and cash equivalents	162,350
Cash and cash equivalents at beginning of period	5,689,600

Cash and cash equivalents at end of period	$5,851,950

Noncash activities
Receipt of in-kind distributions of securities from
Portfolio Funds, at fair value on the date of distribution	$2,352,920

The accompanying notes are an integral part of these financial statements.

21

Excelsior Private Markets Fund II (Master), LLC
Financial Highlights

	For the six months ended September 30, 2017 (Unaudited)	For the year ended March 31, 2017	For the year ended March 31, 2016	For the year ended March 31, 2015	For the year ended March 31, 2014
Per Unit Operating Performance (1)

NET ASSET VALUE, BEGINNING OF PERIOD (2)	$1,886.07	$1,741.95	$1,630.46	$1,446.49	$1,203.29
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(13.42)	(27.99)	(31.12)	(37.87)	(47.97)
Net realized and change in unrealized gain on investments	181.91	173.03	143.79	221.84	293.59
Net increase in net assets resulting from operations	168.49	145.04	112.67	183.97	245.62

DISTRIBUTIONS TO MEMBERS:
Net change in Members’ Equity - Net Assets due to distributions to Members	(69.92)	(0.92)	(1.18)	-	(2.42)
NET ASSET VALUE, END OF PERIOD	$1,984.64	$1,886.07	$1,741.95	$1,630.46	$1,446.49
TOTAL NET ASSET VALUE RETURN (1), (3), (4)	8.93%	8.32%	6.91%	12.72%	20.44%

RATIOS AND SUPPLEMENTAL DATA:
Members’ Equity - Net Assets, end of period in thousands (000's)	$131,524	$124,992	$111,350	$85,943	$65,045
Ratios to average Members’ Equity - Net Assets: (5), (6)
Expenses	1.45%	1.58%	1.88%	2.53%	3.71%
Net investment loss	(1.41)%	(1.57)%	(1.88)%	(2.53)%	(3.71)%
Portfolio Turnover Rate (7)	3.36%	15.70%	13.62%	21.48%	21.40%

INTERNAL RATES OF RETURN:
Internal Rate of Return, including expenses (8)	10.94%	12.07%	13.44%	16.59%	19.06%

(1)	Selected data for a unit of Membership Interest outstanding throughout each period.
(2)	The initial net asset value per unit of $1,000 at March 31, 2012 was adjusted for the subsequent contributions made at a per unit value of $824.01, $1,037.36, $1,217.95, $1,203.29, $1,286.66, $1,356.02, $1,405.36, $1,446.49, $1,496.55, $1,535.18, $1,590.46, $1,630.46, $1,690.86, $1,725.97, $1,741.95, and $1,781.15.
(3)	Total investment return, based on per unit net asset value, reflects the changes in net asset value based on the effects of organizational costs, the performance of the Company during the period and assumes distributions, if any, were reinvested. The Company’s units are not traded in any market; therefore, the market value total investment return is not calculated.
(4)	Total investment return, based on per unit net asset value reflects the changes in net asset value based on the effects of offering costs, the performance of the Fund during the period and assumes distributions, if any, were reinvested. The Fund’s units are not traded in any market, therefore, the market value total investment return is not calculated.
(5)	Ratios do not reflect the Company’s proportional share of the net investment income (loss) and expenses, including any performance-based fees, of the Portfolio Funds.
(6)	For the six months ended September 30, 2017, the ratios are annualized.
(7)	Proceeds received from investments are included in the portfolio turnover rate.
(8)	The Internal Rate of Return is computed based on the actual dates of the cash inflows and outflows since inception and the ending net assets at the end of the period as of each measurement date.

The accompanying notes are an integral part of these financial statements.

22

Excelsior Private Markets Fund II (Master), LLC
Notes to Financial Statements
September 30, 2017 (Unaudited)

1. Organization

Excelsior Private Markets Fund II (Master), LLC (the “Company”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Company was organized as a Delaware limited liability company on September 8, 2010. The Company commenced operations on August 10, 2011. The duration of the Company is ten years from the final subscription closing date (the “Final Closing”), which occurred on July 1, 2012, subject to two two-year extensions which may be approved by the Board of Managers of the Company (the “Board” or the “Board of Managers”). Thereafter, the term of the Company may be extended by majority interest of its Members as defined in the Company’s limited liability company agreement (the “LLC Agreement”).

The Company’s investment objective is to provide attractive long-term returns. The Company seeks to achieve its objective primarily by investing in private equity funds and other collective investment vehicles or accounts pursuing investment strategies in buyout/growth, venture capital, and special situations (distressed debt, mezzanine, natural resources, opportunistic, real estate, royalties, and other private equity strategies perceived to be attractive by the Registered Investment Adviser) (collectively the "Portfolio Funds"). Neither the Company nor the Registered Investment Adviser (as defined below) guarantees any level of return or risk on investments and there can be no assurance that the Company will achieve its investment objective. The Portfolio Funds are not registered as investment companies under the Investment Company Act.

Excelsior Private Markets Fund II (TI), LLC (the “TI Fund”) and Excelsior Private Markets Fund II (TE), LLC (the “TE Fund”), each a Delaware limited liability company that is registered under the Investment Company Act as a non-diversified, closed-end management investment company, and Excelsior Private Markets Fund II (Offshore), LDC, a Cayman Islands limited duration company (the “Offshore Fund,” and together with the TI Fund and the TE Fund, the “Feeder Funds”), pursue their investment objectives by investing substantially all of their assets in the Company.  The percentage of the Offshore Fund's shareholders’ capital owned by the TE Fund is 100%. The financial position and results of operations of the Offshore Fund have been consolidated within the TE Fund's consolidated financial statements. The Feeder Funds have the same investment objective and substantially the same investment policies as the Company (except that the Feeder Funds pursue their investment objectives by investing in the Company).

Effective August 14, 2015, Merrill Lynch Alternative Investments LLC (“MLAI”), a subsidiary of Bank of America, N.A. that served as the Company’s prior investment adviser, completed a transaction whereby it transferred its management rights to certain funds, including the Company, to certain subsidiaries of Neuberger Berman Group LLC (“NB”). Upon the close of this transaction, the Company’s former investment advisory agreement with MLAI terminated in accordance with its terms and as required under the Investment Company Act, and Neuberger Berman Management LLC (“NBM”) became the Company’s investment manager and NB Alternatives Advisers LLC (“NBAA” or “Sub-Adviser”) became the Company’s sub-adviser. An Investment Advisory Agreement between the Company and NBM and a Sub-Advisory Agreement between NBM and NBAA with respect to the Company were approved by Members of the Company at a special meeting held for that purpose on August 14, 2015. Six individuals, formerly of MLAI, joined NB in a similar capacity. MLAI’s investment of approximately less than 1% of the Fund’s net assets was transferred to a NB affiliate and is now a Member of the Fund. On January 1, 2016, NBM transferred to Neuberger Berman Fixed Income LLC (“NBFI”) its rights and obligations pertaining to all services it provides to the Company under the Investment Advisory Agreement. The transfer of the Investment Advisory Agreement from NBM to NBFI was approved by the Fund’s Board of Managers on December 18, 2015. Following such transfer, NBFI was renamed Neuberger Berman Investment Advisers LLC (“NBIA” or “Registered Investment Adviser”). NBIA and NBAA are now responsible for the management and operations of the Company, subject to the oversight of the Board of Managers.

23

Excelsior Private Markets Fund II (Master), LLC
Notes to Financial Statements
September 30, 2017 (Unaudited)

Until December 31, 2013, Bank of America Capital Advisors LLC (“BACA”) served as investment adviser of the Company. Effective December 31, 2013, BACA reorganized into its affiliate, MLAI. MLAI assumed all responsibilities for serving as the investment adviser of the Company under the terms of the investment advisory agreement between BACA and the Company. The transfer of the Advisory Agreement from BACA to MLAI was approved by the Company’s Board of Managers on November 25, 2013.

The Board has overall responsibility to manage and supervise the operations of the Company. The Board exercises the same powers, authority and responsibilities on behalf of the Company as are customarily exercised by directors of a typical investment company registered under the Investment Company Act organized as a corporation. The Board has engaged the Registered Investment Adviser and Sub-Adviser to provide investment advice regarding the selection of the Portfolio Funds and to manage the day-to-day operations of the Company.

The Company operates as a vehicle for the investment of substantially all of the assets of the Feeder Funds as members of the Company (“Members”).  As of September 30, 2017, the TI Fund’s and the TE Fund’s ownership of the Company’s Members’ contributed capital was 40.18% and 59.82%, respectively, with a NB affiliate’s (who is also a Member of the Company) percentage ownership of the Company’s Members’ contributed capital being insignificant.

2. Significant Accounting Policies and Recent Accounting Pronouncements

The Company meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies.

A. Basis of Accounting

The Company’s policy is to prepare its financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred. The books and records of the Fund are maintained in U.S. dollars. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

24

Excelsior Private Markets Fund II (Master), LLC
Notes to Financial Statements
September 30, 2017 (Unaudited)

B. Recent Accounting Pronouncements

There are no recent accounting pronouncements that impacted the Company.

C. Valuation of Investments

The Company computes its net asset value (“NAV”) as of the last business day of each fiscal quarter and at such other times as deemed appropriate by the Registered Investment Adviser and the Sub-Adviser in accordance with valuation principles set forth below, or as may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board.

The Board has approved the Procedures pursuant to which the Company values its interests in the Portfolio Funds and other investments.  The Board has delegated to the Sub-Adviser general responsibility for determining the value of the assets held by the Company.  The value of the Company’s interests is based on information reasonably available at the time the valuation is made and the Sub-Adviser believes to be reliable.

It is expected that most of the Portfolio Funds in which the Company invests will meet the criteria set forth under the Financial Accounting Standards Board (“FASB”) ASC Topic 820: Fair Value Measurement (“ASC 820”), permitting the use of the practical expedient to determine the fair value of the Portfolio Fund investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. To the extent ASC 820 is applicable to a Portfolio Fund, the Sub-Adviser generally will value the Company’s investment in the Portfolio Fund based primarily upon the value reported to the Company by the Portfolio Fund as of each quarter-end, determined by the Portfolio Fund in accordance with its own valuation policies. As of September 30, 2017, Investments valued using the practical expedient with a fair value of $126,232,047 are excluded from the fair value hierarchy.

FASB ASC 820-10 “Fair Value Measurements” establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

25

Excelsior Private Markets Fund II (Master), LLC
Notes to Financial Statements
September 30, 2017 (Unaudited)

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Company commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund's life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Company generally holds interests in Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the “secondary market” where an investor purchases a limited partner’s existing interest and remaining commitment.

The estimated remaining life of the Company’s Portfolio Funds as of September 30, 2017 is one to seven years, with the possibility of extensions by each of the Portfolio Funds.

D. Cash and Cash Equivalents

Cash and cash equivalents consist primarily of cash and short term investments which are readily convertible into cash and have an original maturity of three months or less. UMB Bank N.A. serves as the Company’s custodian.

Cash and cash equivalents on the Statement of Assets, Liabilities and Members’ Equity – Net Assets can include deposits in money market accounts and overnight deposits in commercial paper, which are classified as Level 1 assets. As of September 30, 2017, the Company held $5,851,950 in an overnight sweep that is deposited into a money market account.

E. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and the differences could be material.

F. Investment Gains and Losses

The Company records distributions of cash or in-kind securities from the Portfolio Funds based on the information from distribution notices when distributions are received. The Company recognizes within the Statement of Operations its share of realized gains or (losses), the Company’s change in net unrealized appreciation/(depreciation) and the Company’s share of net investment loss based upon information received regarding distributions from managers of the Portfolio Funds. The Company may also recognize realized losses based upon information received from the Portfolio Fund managers for write-offs taken in the underlying portfolio. Change in unrealized appreciation/(depreciation) on investments within the Statement of Operations includes the Company’s share of interest and dividends, realized (but undistributed) and unrealized gains and losses on security transactions, and expenses of each Portfolio Fund.

26

Excelsior Private Markets Fund II (Master), LLC
Notes to Financial Statements
September 30, 2017 (Unaudited)

The Company entered into an agreement with a third party seller of underlying Portfolio Funds to purchase their interests in those Portfolio Funds.  Based on the agreement, the third party seller is due to receive a payment if those underlying Portfolio Funds outperform a specific hurdle rate, up to a maximum payment of $599,578.  As of September 30, 2017, the total deferred contingent fee payable was $210,221.

The Portfolio Funds may make in-kind distributions to the Company and, particularly in the event of the dissolution of a Portfolio Fund, such distributions may contain securities that are not marketable. While the general policy of the Company will be to liquidate such investment and distribute proceeds to Members, under certain circumstances when deemed appropriate by the Board, a Member may receive in-kind distributions from the Company.

G. Income Taxes

The Company is a limited liability company that is treated as a partnership for tax reporting. Tax basis income and losses are passed through to Members and, accordingly, there is no provision for income taxes reflected in these financial statements. The Company has a tax year end of December 31.

Differences arise in the computation of Members’ equity for financial reporting in accordance with GAAP and Members’ equity for federal and state income tax reporting. These differences are primarily due to the fact that unrealized gains and losses are allocated for financial reporting purposes and are not allocated for federal and state income tax reporting purposes.

The cost of the Portfolio Funds for federal income tax purposes is based on amounts reported to the Company on Schedule K-1 from the Portfolio Funds. As of September 30, 2017, the Company had not received information to determine the tax cost of the Portfolio Funds. Based on the amounts reported to the Company on Schedule K-1 as of December 31, 2016, and after adjustment for purchases and sales between December 31, 2016 and September 30, 2017, the estimated cost of the Portfolio Funds at September 30, 2017, for federal income tax purposes aggregated $86,098,113. The net unrealized appreciation for federal income tax purposes was estimated to be $40,133,934. The net unrealized appreciation consisted of gross unrealized appreciation and gross unrealized depreciation of $45,591,132 and $5,457,198, respectively.

The Company files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Company is subject to examination by federal, state, local and foreign jurisdictions, where applicable. As of December 31, 2016, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2013 forward (with limited exceptions). FASB ASC 740-10 “Income Taxes” requires the Sub-Adviser to determine whether a tax position of the Company is more likely than not to be sustained upon examination by taxing authorities, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. The Sub-Adviser has reviewed the Company’s tax positions for the current tax period and has concluded that no provision for taxes is required in the Company’s financial statements for the six months ended September 30, 2017. The Company recognizes interest and penalties, if any, related to unrecognized tax liabilities as income tax expense in the Statement of Operations. During the six months ended September 30, 2017, the Company did not incur any interest or penalties.

27

Excelsior Private Markets Fund II (Master), LLC
Notes to Financial Statements
September 30, 2017 (Unaudited)

H. Contribution Policy

Capital contributions will be credited to Members’ capital accounts and units will be issued when paid. Capital contributions will be determined based on a percentage of commitments. For the six months ended September 30, 2017, the Company did not issue any units.

I. Distribution Policy

Distributions will be made of available cash (net of reserves that the Board deems reasonable) or other net investment proceeds to Members at such times and in such amounts as determined by the Board of Managers in its sole discretion and in accordance with Members’ respective percentage interests, as defined in the LLC Agreement.

J. Restrictions on Transfers

Interests of the Company (“Interests”) are generally not transferable. No Member may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Interests without the prior written consent of the Board, which may be granted or withheld in the Board’s sole discretion, and in compliance with applicable securities and tax laws.

K. Fees of the Portfolio Funds

Each Portfolio Fund will charge its investors (including the Company) expenses, including asset-based management fees and performance-based fees, which are referred to as an allocation of profits. In addition to the Company level expenses shown on the Company’s Statement of Operations, Members of the Company will indirectly bear the fees and expenses charged by the Portfolio Funds. These fees are reflected in the valuations of the Portfolio Funds and are not reflected in the ratios to average net assets in the Company’s Financial Highlights.

L. Company Expenses

The Company bears all expenses incurred in the course of business on an accrual basis, including, but not limited to, the following: Advisory Fees (as defined herein); investment related expenses; legal fees; administration; auditing; tax preparation fees; custodial fees; registration expenses; Independent Manager fees; and expenses of meetings of the Board.

M. Foreign Currency Translation

The Company has foreign investments which require the Company to translate these investments into U.S. dollars. For foreign investments for which the functional currency is not the U.S. dollar, the fair values of the investments are translated into the U.S. dollar using period end exchange rates. The resulting translation adjustments are recorded as unrealized appreciation or depreciation on investments.

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Excelsior Private Markets Fund II (Master), LLC
Notes to Financial Statements
September 30, 2017 (Unaudited)

Contributed capital to and distributions received from these foreign Portfolio Funds are translated into the U.S. dollar using exchange rates on the date of the transaction.

Conversion gains and losses resulting from changes in foreign exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. Although Members’ Equity - Net Assets of the Company is presented at the exchange rates and values prevailing at the end of the period, the Company does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates on investment transactions from the fluctuations arising from changes in the fair value of these investments.

3. Advisory Fee, Administration Service Fee and Related Party Transactions

The Registered Investment Adviser provides investment advisory services to the Company and incurs research, travel and other expenses related to the selection and monitoring of Portfolio Funds.  Further, the Registered Investment Adviser provides certain management and administrative services to the TI Fund and the TE Fund, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services, the Company pays the Registered Investment Adviser an investment advisory fee (the “Advisory Fee”) quarterly in arrears at the annual rate of 1.0% as follows: (i) during the period from the initial closing until the fifth anniversary of the Final Closing, based on the total capital commitments (the “Underlying Commitments”) entered into by the Company with respect to investments in the Portfolio Funds; and (ii) beginning on the fifth anniversary of the Final Closing and thereafter, based on the net asset value of the Company. For the six months ended September 30, 2017, the Company incurred Advisory Fees totaling $682,480.

The Registered Investment Adviser has voluntarily reduced its Advisory Fee and/or Management Fee to the extent necessary to ensure that the combined Advisory Fee and Management Fee paid does not exceed the amount that would have been paid using the annual rate of 1.5% of total commitments from Members, measured over the life of the Company. Any such fee reduction will not, however, impact the Registered Investment Adviser’s right to receive incentive carried interest, if any.

Pursuant to an Administrative and Accounting Services Agreement, the Company retains UMB Fund Services, Inc. (the “Administrator”), a subsidiary of UMB Financial Corporation, to provide administration, accounting, tax preparation and investor services to the Company. In consideration for these services, the Company pays the Administrator a variable fee between 0.01% and 0.02%, based on average quarterly net assets, subject to a minimum quarterly fee. For the six months ended September 30, 2017, the Company incurred administration service fees totaling $55,714.

The Board consists of six managers, each of whom is not an “interested person” of the Company as defined by Section 2(a)(19) of the Investment Company Act (the “Independent Managers”). Effective January 1, 2016, the Independent Managers are each paid an annual retainer of $35,000. Until December 31, 2015, the Independent Managers were each paid an annual retainer of $40,000. Compensation to the Board is paid and expensed by the Company on a quarterly basis. The Independent Managers are also reimbursed for out of pocket expenses in connection with providing their services to the Company. For the six months ended September 30, 2017, the Company incurred $105,000 in Independent Managers’ fees.

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Excelsior Private Markets Fund II (Master), LLC
Notes to Financial Statements
September 30, 2017 (Unaudited)

4. Capital Commitments from Members

At September 30, 2017, capital commitments from Members totaled $149,947,465. Capital contributions received by the Company with regard to satisfying Member commitments totaled $83,295,817, which represents 55.6% of committed capital at September 30, 2017.

5. Allocations of Capital and Net Profits or Net Losses to Members

The net profits or net losses of the Company are allocated to Members in a manner that takes into account the amount of cash that would be distributed based upon a hypothetical liquidation, such that allocations are based on Members’ percentage interests, as defined in the LLC Agreement.

6. Capital Commitments of the Company to Portfolio Funds

As of September 30, 2017, the Company had total capital commitments of $142,579,837 to the Portfolio Funds with remaining unfunded commitments to the Portfolio Funds totaling $15,777,547 as listed below:

Portfolio Funds:	Unfunded Commitment
Buyout/Growth	$9,180,625
Special Situations	2,762,635
Venture Capital	3,834,287
Total	$15,777,547

7. Description of the Portfolio Funds

Due to the nature of the Portfolio Funds, the Company cannot liquidate its positions in the Portfolio Funds except through distributions from the Portfolio Funds, which are made at the discretion of the Portfolio Funds. The Company has no right to demand repayment of its investment in the Portfolio Funds.

The following Portfolio Funds represent 5% or more of Members’ Equity – Net Assets of the Company. Thus, the Portfolio Funds’ investment objectives are disclosed below.

Advent International GPE VII-B, L.P. represents 7.83% of Members’ Equity – Net Assets of the Company as of September 30, 2017. The objective of Advent International GPE VII-B, L.P. is to provide risk capital for and make investments in, development stage and other small and medium sized businesses primarily in Europe and North America.

Green Equity Investors VI, L.P. represents 7.69% of Members’ Equity – Net Assets of the Company as of September 30, 2017. The objective of Green Equity Investors VI, L.P. is long-term equity appreciation, principally through equity and equity-related investments in established businesses acquired in management buyouts or other transactions generally on a leveraged basis.

30

Excelsior Private Markets Fund II (Master), LLC
Notes to Financial Statements
September 30, 2017 (Unaudited)

SPC Partners V, L.P. represents 7.29% of Members’ Equity – Net Assets of the Company as of September 30, 2017. SPC Partners Fund V, L.P. will target superior returns through long-term appreciation of primarily equity and equity-related investments.

DFJ Growth 2013, L.P. represents 7.04% of Members’ Equity – Net Assets of the Company as of September 30, 2017. The objective of DFJ Growth 2013, L.P. is making venture capital investments, both domestically and globally.

FTV IV, L.P. represents 6.92% of Members’ Equity – Net Assets of the Company as of September 30, 2017.  The objective of FTV IV, L.P. is investing primarily in privately held companies that offer solutions to the global financial services industry focusing on business services and software.

Lightspeed China Partners I, L.P. represents 6.15% of Members’ Equity – Net Assets of the Company as of September 30, 2017. The objective of Lightspeed China Partners I, L.P. is realizing capital appreciation through investments in securities (whether debt, equity or any combination thereof) issued primarily in early stage and/or expansion stage companies in China.

HgCapital 7 C, L.P. represents 5.64% of Members’ Equity – Net Assets of the Company as of September 30, 2017. The objective of HgCapital 7 C, L.P. is to capitalize on the Firm’s deep sector focus, active post-transaction management and the application of significant human resources across the investment lifecycle to generate consistent absolute returns for its investors.

8. Indemnifications

In the normal course of business, the Company enters into contracts that provide general indemnifications. The Company’s maximum exposure under these agreements is dependent on future claims that may be made against the Company, and therefore cannot be determined; however, based on the Registered Investment Adviser’s experience, the risk of loss from such claims is considered remote.

Many of the Portfolio Funds’ partnership agreements contain provisions that allow them to recycle or recall distributions made to the Company. Accordingly, the unfunded commitments disclosed under Note 6 reflect both amounts undrawn to satisfy commitments and distributions that are recallable, as applicable.

9. Concentrations of Market, Credit, Liquidity, Industry, Currency and Capital Call Risk

Due to the inherent uncertainty of valuations, estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The Company’s investments are subject, directly or indirectly, to various risk factors including market, credit, industry, currency and capital call risk. Certain investments are made internationally, which may subject the investments to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest and foreign exchange rates and equity prices. The Company may have a concentration of investments, as permitted by its registration statement, in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Company. The Company’s investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Company will be able to realize the value of such investments in a timely manner, if at all.

31

Excelsior Private Markets Fund II (Master), LLC
Notes to Financial Statements
September 30, 2017 (Unaudited)

The Company believes that its liquidity and capital resources are adequate to satisfy its operational needs as well as the continuation of its investment program.

This portfolio strategy presents a high degree of business and financial risk due to the nature of underlying companies in which the Portfolio Funds invest, which may include entities with little operating history, minimal capitalization, operations in new or developing industries, and concentration of investments in one industry or geographical area.

The Portfolio Fund assets may become investments in publicly traded securities through initial public offerings and acquisitions by public companies. These securities may be subject to restrictions, which may prevent the immediate resale of these securities by the Portfolio Funds. These securities may be subject to substantial market volatility which could impact the Portfolio Funds’ valuations.

The Portfolio Funds may invest in certain financial instruments which may contain varying degrees of off balance sheet credit, interest and market risks. As a result, the Company may be subject indirectly to such risks through its investment in the Portfolio Funds. However, due to the nature of the Company’s investments in Portfolio Funds, such risks are limited to the Company’s capital balance in each such Portfolio Fund.

If the Company defaults on its commitment or fails to satisfy capital calls, it will be subject to significant penalties, including the complete forfeiture of the Company’s investment in the Portfolio Fund. This may impair the ability of the Company to pursue its investment program, force the Company to borrow or otherwise impair the value of the Company’s investments (including the complete devaluation of the Company). In addition, defaults by Members on their commitments to the Company, may cause the Company to, in turn, default on its commitment to a Portfolio Fund. In this case, the Company, and especially the non-defaulting Members, will bear the penalties of such default as outlined above. While the Registered Investment Adviser has taken steps to mitigate this risk, there is no guarantee that such measures will be sufficient or successful.

32

Excelsior Private Markets Fund II (Master), LLC
Notes to Financial Statements
September 30, 2017 (Unaudited)

10. Subsequent Events

On November 2, 2017, the Company distributed 2.0% of capital commitments to the Members.

The Company has evaluated all events subsequent to the balance sheet date of September 30, 2017, through the date these financial statements were available to be issued and has determined that there were no subsequent events that require disclosure.

33

Excelsior Private Markets Fund II (Master), LLC
Supplemental Information
September 30, 2017 (Unaudited)

Proxy Voting and Form N-Q

A description of the Company’s policies and procedures used to determine how to vote proxies relating to the Company’s portfolio securities, as well as information regarding proxy votes cast by the Company (if any) during the most recent twelve month period ended June 30, is available without charge, upon request, by calling the Company at 212-476-8800 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov. The Company did not receive any proxy solicitations during the six months ended September 30, 2017.

The Company files a complete schedule of portfolio holdings with the SEC within sixty days after the end of the first and third fiscal quarters of each year on Form N-Q. The Company’s Forms NQ (i) are available at http://www.sec.gov, and (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (the information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330), and (iii) may be obtained at no charge by calling the Company at 212-476-8800.

34

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included as part of the report to members filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable.

(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9. Purchase of Equity Securities By Close-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which members may recommend nominees to the Board.

Item 11. Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

(a)(3)	Not applicable.

(b)	Not applicable.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Excelsior Private Markets Fund II (TI), LLC

By: /s/ Robert Conti

Robert Conti

Chief Executive Officer and President

Date: December 8, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Robert Conti

Robert Conti

Chief Executive Officer and President

(Principal Executive Officer)

Date: December 8, 2017

By: /s/ John M. McGovern

John M. McGovern

Treasurer

(Principal Financial Officer)

Date: December 8, 2017